INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Condiment products	5,692	7,451
Food ingredients	16,983	14,293
Beverage	1,025	1,634
Other materials	6,062	8,143
	29,762	31,521